Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingent Liabilities [Abstract]
Contract amounts of various commitments to extend credit

In the ordinary course of business, Huntington makes various commitments to extend credit that are not reflected in the Consolidated Financial Statements. The contract amounts of these financial agreements at December 31, 2013, and December 31, 2012, were as follows:

	At December 31,
(dollar amounts in thousands)	2013	2012

Contract amount represents credit risk
Commitments to extend credit:
Commercial	$10,198,327	$9,209,094
Consumer	6,544,606	6,189,447
Commercial real estate	765,982	797,605
Standby letters of credit	439,834	514,705